UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
Address:   90 Park Avenue
           New York, NY 10016
           --------------------------------------------

Form  13F  File  Number:  28-02774
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               8/08/2001
----------------------               ------------------               ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          135
                                              -----------

Form  13F  Information  Table  Value  Total:  $   149,556
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ----- ------ ------
ALCOA INC                      COMMON           022249106      230   5840 N          Sole                 0      0   5840
AMERICAN HOME PRODUCTS         COMMON           026609107     1796  30562 N          Sole              5000      0  25562
ALLIED IRISH BANKS ADR         COMMON           019228402     1301  57800 N          Sole             20900      0  36900
AMERICAN INTL GROUP INC.       COMMON           026874107     4421  52011 N          Sole             18485      0  33526
AMERICAN INTL GROUP INC.       COMMON           026874107      255   3000 N          Other                0      0   3000
AMGEN INC                      COMMON           031162100     2723  44875 N          Sole              9350      0  35525
AMGEN INC                      COMMON           031162100      231   3800 N          Other                0      0   3800
AOL TIME WARNER                COMMON           00184A105     1386  26151 N          Sole             13375      0  12776
AOL TIME WARNER                COMMON           00184A105      212   4000 N          Other                0      0   4000
AMERICAN EXPRESS               COMMON           025816109      521  13422 N          Sole                 0      0  13422
BROWN-FORMAN INC CLASS A       COMMON           115637100      296   4521 N          Sole                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      230   3600 N          Sole                 0      0   3600
BIOGEN INC                     COMMON           090597105     2108  38775 N          Sole             12780      0  25995
BIOGEN INC                     COMMON           090597105      136   2500 N          Other                0      0   2500
BMC SOFTWARE                   COMMON           055921100     2334 103555 N          Sole             33220      0  70335
BMC SOFTWARE                   COMMON           055921100       54   2400 N          Other                0      0   2400
BEMIS COMPANY                  COMMON           081437105     2470  61490 N          Sole              8300      0  53190
BP PLC ADR                     COMMON           055622104     3619  72604 N          Sole             26590      0  46014
BP PLC ADR                     COMMON           055622104      258   5180 N          Other                0      0   5180
ANHEUSER-BUSCH COMPANY         COMMON           035229103      412  10000 N          Sole                 0      0  10000
ANHEUSER-BUSCH COMPANY         COMMON           035229103       49   1200 N          Other                0      0   1200
CITIGROUP INC                  COMMON           172967101      232   4400 N          Sole               500      0   3900
CONAGRA INC                    COMMON           205887102     2608 131670 N          Sole             31325      0 100345
CONAGRA INC                    COMMON           205887102       40   2000 N          Other                0      0   2000
CHUBB CORP                     COMMON           171232101     1446  18675 N          Sole              3750      0  14925
CHUBB CORP                     COMMON           171232101       70    900 N          Other                0      0    900
CARNIVAL CORP CL-A             COMMON           143658102     3340 108780 N          Sole             30210      0  78570
CARNIVAL CORP CL-A             COMMON           143658102      184   6000 N          Other                0      0   6000
CHEVRON CORP                   COMMON           166751107     2315  25585 N          Sole              6150      0  19435
CHEVRON CORP                   COMMON           166751107      217   2400 N          Other                0      0   2400
COLGATE-PALMOLIVE              COMMON           194162103      944  16000 N          Sole                 0      0  16000
COMERICA INC.                  COMMON           20034010       524   9103 N          Sole                 0      0   9103
CAMPBELL SOUP CO               COMMON           134429109      278  10800 N          Sole                 0      0  10800
WALT DISNEY CO                 COMMON           254687106     1919  66440 N          Sole             19740      0  46700
WALT DISNEY CO                 COMMON           254687106      147   5100 N          Other                0      0   5100
DUKE-WEEKS REALTY CORP         COMMON           264411505     1680  67610 N          Sole             30180      0  37430
DUKE-WEEKS REALTY CORP         COMMON           264411505      124   5000 N          Other                0      0   5000
DEVRY INC                      COMMON           251893103     3042  84230 N          Sole             34675      0  49555
DEVON ENERGY CORP              COMMON           25179M103      420   7995 N          Sole              2540      0   5455
DEVON ENERGY CORP              COMMON           25179M103      105   2000 N          Other                0      0   2000
EMC CORP                       COMMON           268648102       12    400 N          Sole                 0      0    400
EMC CORP                       COMMON           268648102      336  11500 N          Other                0      0  11500
EMERSON ELECTRIC CO            COMMON           291011104     4666  77128 N          Sole             20100      0  57028
ENRON CORP                     COMMON           293561106      462   9400 N          Sole              6000      0   3400
ENRON CORP                     COMMON           293561106      172   3500 N          Other                0      0   3500
FIRST UNION CORP               COMMON           337358105     1686  48265 N          Sole             21970      0  26295
FIRST UNION CORP               COMMON           337358105       91   2600 N          Other                0      0   2600
GILLETTE COMPANY               COMMON           375766102     3115 107458 N          Sole             33300      0  74158
GILLETTE COMPANY               COMMON           375766102       61   2100 N          Other                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108      999  12840 N          Sole              4400      0   8440
GENERAL DYNAMICS CORP          COMMON           369550108      202   2600 N          Other                0      0   2600
GENERAL ELECTRIC               COMMON           369604103     4706  96534 N          Sole              3600      0  92934
GENERAL ELECTRIC               COMMON           369604103      410   8400 N          Other                0      0   8400
GENZYME CORP                   COMMON           372917104      503   8250 N          Sole              4520      0   3730
GENUINE PARTS CO               COMMON           372460105     1345  42695 N          Sole              8600      0  34095
GAP INC.                       COMMON           364760108      372  12825 N          Sole                 0      0  12825
HOME DEPOT INC.                COMMON           437076102       51   1100 N          Sole                 0      0   1100
HOME DEPOT INC.                COMMON           437076102      414   8900 N          Other                0      0   8900
HEINZ (H.J.)                   COMMON           423074103      971  23735 N          Sole              6340      0  17395
HERSHEY FOODS CORP.            COMMON           427866108     1786  28945 N          Sole              7730      0  21215
HERSHEY FOODS CORP.            COMMON           427866108      105   1700 N          Other                0      0   1700
HOUGHTON MIFFLIN CO            COMMON           441560109      237   3960 N          Sole              1540      0   2420
HUBBELL INC CLASS B            COMMON           443510201     2309  79635 N          Sole             10190      0  69445
INTL BUSINESS MACHINES         COMMON           459200101      554   4900 N          Sole                 0      0   4900
INTEL CORP                     COMMON           458140100      318  10860 N          Sole              8660      0   2200
INTEL CORP                     COMMON           458140100      249   8500 N          Other                0      0   8500
ILLINOIS TOOL WORKS INC        COMMON           452308109      279   4400 N          Other                0      0   4400
JOHNSON & JOHNSON              COMMON           478160104     7039 140784 N          Sole             41110      0  99674
JOHNSON & JOHNSON              COMMON           478160104      352   7044 N          Other                0      0   7044
COCA COLA                      COMMON           191216100      923  20500 N          Sole                 0      0  20500
LOUIS DREYFUS NATURAL GAS      COMMON           546011107     1057  30330 N          Sole             10850      0  19480
LOUIS DREYFUS NATURAL GAS      COMMON           546011107       35   1000 N          Other                0      0   1000
LANDSTAR INC                   COMMON           515097103        8  50000 N          Sole             50000      0      0
LILLY, ELI & CO                COMMON           532457108      651   8800 N          Sole                 0      0   8800
LOCKHEED MARTIN CORP.          COMMON           539830109     1081  29180 N          Sole             14700      0  14480
LUCENT TECHNOLOGIES            COMMON           549463107     1718 276669 N          Sole             85450      0 191219
LUCENT TECHNOLOGIES            COMMON           549463107       22   3500 N          Other                0      0   3500
MCDONALD'S CORP                COMMON           580135101      923  34095 N          Sole                 0      0  34095
MUTUAL RISK MANAGEMENT         COMMON           628351108     2218 249250 N          Sole             76100      0 173150
MINNESOTA MINING & MFG CO      COMMON           604059105      228   2000 N          Sole                 0      0   2000
MOLEX INC                      COMMON           608554101     5033 137755 N          Sole             40100      0  97655
MOLEX INC                      COMMON           608554101      146   4000 N          Other                0      0   4000
MERCK & CO INC                 COMMON           589331107     4658  72890 N          Sole             20290      0  52600
MERCK & CO INC                 COMMON           589331107      268   4200 N          Other                0      0   4200
MICROSOFT CORP                 COMMON           594918104      365   5000 N          Sole              5000      0      0
MICROSOFT CORP                 COMMON           594918104      365   5000 N          Other                0      0   5000
NATIONAL CITY CORP             COMMON           635405103     3068  99670 N          Sole             30950      0  68720
NEIMAN MARCUS GROUP CL A       COMMON           640204202      924  29800 N          Sole                 0      0  29800
OMNICOM GROUP                  COMMON           681919106     3623  42126 N          Sole             12800      0  29326
OMNICOM GROUP                  COMMON           681919106       86   1000 N          Other                0      0   1000
ORACLE CORP                    COMMON           68389X105     1300  68395 N          Sole             15600      0  52795
ORACLE CORP                    COMMON           68389X105      152   8000 N          Other                0      0   8000
PEPSICO INC                    COMMON           713448108     4988 112853 N          Sole             35660      0  77193
PEPSICO INC                    COMMON           713448108      287   6500 N          Other                0      0   6500
PFIZER INC                     COMMON           717081103     1622  40500 N          Sole              1500      0  39000
PROCTER & GAMBLE CO            COMMON           742718109     1008  15800 N          Sole                 0      0  15800
PRIME MEDICAL SERVICES INC     COMMON           74156D108       51  11232 N          Sole                 0      0  11232
POST PROPERTIES INC            COMMON           737464107     1615  42665 N          Sole             22100      0  20565
POST PROPERTIES INC            COMMON           737464107       95   2500 N          Other                0      0   2500
ROYAL DUTCH PETROLEUM          COMMON           780257804      303   5200 N          Sole              3100      0   2100
TRANSOCEAN SEDCO FOREX INC     COMMON           G90078109     1642  39802 N          Sole             21300      0  18502
TRANSOCEAN SEDCO FOREX INC     COMMON           G90078109      144   3500 N          Other                0      0   3500
RAYTHEON CO                    COMMON           755111507     2088  78648 N          Sole             24650      0  53998
RAYTHEON CO                    COMMON           755111507      135   5100 N          Other                0      0   5100
SHERWIN-WILLIAMS CO            COMMON           824348106     2541 114480 N          Sole             17970      0  96510
SPINNAKER EXPLORATION CO       COMMON           84855W109      597  14985 N          Sole              4065      0  10920
SCHLUMBERGER LTD               COMMON           806857108      879  16700 N          Sole              8200      0   8500
SCHLUMBERGER LTD               COMMON           806857108      195   3700 N          Other                0      0   3700
SYLVAN LEARNING SYSTEMS IN     COMMON           871399101     2796 115055 N          Sole             33390      0  81665
SYLVAN LEARNING SYSTEMS IN     COMMON           871399101       73   3000 N          Other                0      0   3000
SONOCO PRODUCTS CO             COMMON           835495102      562  22586 N          Sole                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      865  13350 N          Sole                 0      0  13350
SERVICEMASTER LTD PARTNERS     COMMON           817615107      182  15187 N          Sole                 0      0  15187
TOKHEIM 'C' WARRANTS           COMMON           889073136        0  10000 N          Sole             10000      0      0
TRW INC.                       COMMON           872649108     6678 162875 N          Sole                 0      0 162875
TYCO INTERNATIONAL LTD         COMMON           902124106      327   6000 N          Other                0      0   6000
U.S. BANCORP                   COMMON           902973304     2125  93235 N          Sole             41865      0  51370
U.S. BANCORP                   COMMON           902973304       72   3162 N          Other                0      0   3162
VIVENDI UNIVERSAL-SP ADR       COMMON           92851S204      838  14445 N          Sole              8200      0   6245
VIACOM INC CL A                COMMON           925524100      560  10552 N          Sole              7100      0   3452
VIACOM INC CL A                COMMON           925524100       22    415 N          Other                0      0    415
VIACOM INC CL B                COMMON           925524308     1389  26842 N          Sole             10899      0  15943
VIACOM INC CL B                COMMON           925524308      196   3780 N          Other                0      0   3780
VERTEX PHARMACEUTICALS INC     COMMON           92532F100      441   8900 N          Sole                 0      0   8900
WALGREEN CO.                   COMMON           931422109      689  20000 N          Sole                 0      0  20000
WILLIAMS COMMUNICATIONS GR     COMMON           969455104      105  35438 N          Sole             15870      0  19568
WORLDCOM INC                   COMMON           98157D106       89   6250 N          Sole                 0      0   6250
WORLDCOM INC                   COMMON           98157D106       57   3985 N          Other                0      0   3985
WELLS FARGO & CO               COMMON           949746101      232   5000 N          Sole                 0      0   5000
WELLS FARGO & CO               COMMON           949746101       46   1000 N          Other                0      0   1000
WILLIAMS COS INC               COMMON           969457100     1888  57285 N          Sole             29080      0  28205
WILLIAMS COS INC               COMMON           969457100       33   1000 N          Other                0      0   1000
EXXON MOBIL CORPORATION        COMMON           30231G102     3680  42133 N          Sole             11100      0  31033
EXXON MOBIL CORPORATION        COMMON           30231G102       90   1028 N          Other                0      0   1028